CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES - Amortized cost and fair value of marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Amortized Cost	$ 50,752
Gross Unrealized Gains	1,036
Gross Unrealized Losses		$ (173)
Fair Value	51,615	51,615
Government bonds
Cash and cash equivalents
Amortized Cost	8,367
Gross Unrealized Gains	37
Gross Unrealized Losses		(49)
Fair Value		8,355
Corporate bonds
Cash and cash equivalents
Amortized Cost	42,385
Gross Unrealized Gains	$ 999
Gross Unrealized Losses		(124)
Fair Value		$ 43,260